Notes Payable (Tables) - DocGo Inc. and Subsidiaries [Member]	12 Months Ended
Dec. 31, 2021
Notes Payable (Tables) [Line Items]
Schedule of notes payable
	December 31, 2021	December 31, 2020
Equipment and financing loans payable, between 2.5% and 7.5% interest and maturing between January 2022 and May 2051	$1,903,288	$1,116,184
Loan received pursuant to the Payroll Protection Program Term Note	—	142,667
Total notes payable	1,903,288	1,258,851
Less: current portion of notes payable	$600,449	$664,357
Total non-current portion of notes payable	$1,302,839	$594,494

Schedule of future minimum annual maturities of notes payable
Notes Payable
2022	561,863
2023	485,390
2024	326,565
2025	248,120
2026	149,536
Thereafter	131,814
Total maturities	$1,903,288
Current portion of notes payable	(600,449)
Long-term portion of notes payable	$1,302,839